Mairs & Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)		March 31, 2020

Shares	Security Description	Fair Value
	COMMON STOCKS 98.6%
	COMMUNICATION SERVICES 9.6%
500,000	Activision Blizzard Inc	$29,740,000
185,700	Alphabet Inc (a)	215,933,817
1,078,600	Walt Disney Co/The	104,192,760
		349,866,577
	CONSUMER DISCRETIONARY 1.7%
242,100	Gentherm Inc (a)	7,601,940
190,000	Home Depot Inc/The	35,474,900
180,000	Target Corp	16,734,600
		59,811,440
	CONSUMER STAPLES 4.3%
430,000	General Mills Inc	22,691,100
2,263,592	Hormel Foods Corp	105,573,931
650,000	Sysco Corp	29,659,500
		157,924,531
	ENERGY 0.2%
695,000	Core Laboratories NV (b)	7,186,300

	FINANCIALS 10.1%
770,000	American Express Co	65,919,700
841,300	Charles Schwab Corp/The	28,284,506
1,280,000	Great Western Bancorp Inc	26,214,400
2,040,000	Principal Financial Group Inc	63,933,600
4,330,000	US Bancorp/MN	149,168,500
1,200,000	Wells Fargo & Co	34,440,000
		367,960,706
	HEALTH CARE 24.2%
645,600	Abbott Laboratories	50,944,296
225,000	Baxter International Inc	18,267,750
589,700	Bio-Techne Corp	111,818,914
505,527	Elanco Animal Health Inc (a)	11,318,750
334,031	Eli Lilly & Co	46,336,780
900,000	Johnson & Johnson	118,017,000
1,640,000	Medtronic PLC (e)	147,895,200
1,460,000	Pfizer Inc	47,654,400
3,275,000	Roche Holding AG (d)	132,866,750
516,500	UnitedHealth Group Inc	128,804,770
658,500	Zimmer Holdings Inc	66,561,180
		880,485,790
	INDUSTRIALS 21.7%
900,900	3M Co	122,981,859
1,230,000	CH Robinson Worldwide Inc	81,426,000
2,325,000	Donaldson Co Inc	89,814,750
2,770,000	Fastenal Co	86,562,500
2,350,000	Graco Inc	114,515,500
521,700	Honeywell International Inc	69,798,243
2,631,066	nVent Electric PLC (e)	44,386,083
108,000	Proto Labs Inc (a)	8,222,040
125,000	Rockwell Automation Inc	18,863,750
939,966	Tennant Co	54,471,030
1,510,000	Toro Co/The	98,285,900
		789,327,655

Mairs & Power Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)		March 31, 2020

Shares		Security Description	Fair Value
		COMMON STOCKS (continued)
		INFORMATION TECHNOLOGY 18.1%
1,390,000		Corning Inc	$28,550,600
1,391,333		Digi International Inc (a)	13,273,316
975,000		Fiserv Inc (a)	92,615,250
354,000		Littelfuse Inc	47,230,680
1,250,000		Microsoft Corp	197,137,500
332,000		Motorola Solutions Inc	44,129,440
220,000		NVE Corp	11,446,600
370,000		NVIDIA Corp	97,532,000
622,100		QUALCOMM Inc	42,085,065
510,000		Visa Inc	82,171,200
78,600		Workiva Inc (a)	2,541,138
			658,712,789
		MATERIALS 5.9%
936,900		Ecolab Inc	145,997,127
1,710,000		HB Fuller Co	47,760,300
49,000		Sherwin-Williams Co/The	22,516,480
			216,273,907
		REAL ESTATE 2.8%
870,000		CoreSite Realty Corp	100,833,000

		TOTAL COMMON STOCKS	$$3,588,382,695
		(cost $2,294,622,313)

		SHORT-TERM INVESTMENTS 1.3%
49,127,492		First American Government Obligations Fund, Class X, 0.430% (c)	$49,127,492
		(cost $49,127,492)

		TOTAL INVESTMENTS 99.9%	$3,637,510,187
		(cost $2,343,749,805)

		OTHER ASSETS AND LIABILITIES (NET) 0.1%	2,672,029

		TOTAL NET ASSETS 100.0%	$3,640,182,216

	(a)	Non-income producing.
	(b)	Foreign security denominated in U.S. dollars. As of March 31, 2020, these securities represented $7,186,300 or 0.2% of total net assets.
	(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2020.
	(d)	American Depositary Receipt.
	(e)
Issuer headquartered overseas but considered domestic. Mairs & Power, Inc. (the “Adviser”) defines foreign issuers as those whose operational leadership or headquarters is located in a foreign country; provided, however, if an issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors: 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues, and/or 3) where it earns the majority of its profits.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Schedule of Investments.

Mairs & Power Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (unaudited)	March 31, 2020

The Mairs & Power Growth Fund (the Growth Fund) (individually a Fund) is a series within the Mairs & Power Funds Trust (the Trust).  The Trust is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Security Valuations
Security valuations for the Fund’s investments are furnished by independent pricing services that have been approved by the Trust’s Board of Trustees (the Board). Investments in listed equity securities are valued at the last quoted sale price on the securities exchange on which such securities are principally traded or at the NASDAQ Official Closing Price if readily available for such securities on each business day.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are valued at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued at the bid price furnished by an independent pricing service. Debt obligations with 60 days or less remaining until maturity may be valued at the bid price furnished by an independent pricing service and in certain circumstances may be valued at their amortized cost, which approximates fair value. Pricing service prices for debt obligations are based on various evaluative and matrix-based methodologies and models that use market inputs such as market transactions, dealer quotations, benchmark yields and issuer, industry and economic events. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings.

Debt securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from two or more dealers that make markets in the securities. When market quotations are not readily available, or when the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board.

When determining the value of a security, the Fair Value Committee takes into consideration all indications of value that appear relevant under the particular circumstances as well as fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold in addition to other more specific factors that may be applied on a case-by-case basis.  Consequently, the value of the security used by a Fund may differ from a quoted or published price for the same security.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for the security is materially different than the value that could be realized upon the sale of that security. As of March 31, 2020, no securities were valued using this method.

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

Fair Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.

Mairs & Power Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)	March 31, 2020

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the securities held by the Fund as of March 31, 2020:

Growth Fund
Level 1*	$3,637,510,187
Level 2	-
Level 3	-
Total	$3,637,510,187

*   All Level 1 investments are equity securities (common stocks) and short-term investments.

For detail of securities by major sector classification for the Fund, please refer to the Schedule of Investments.

The Fund did not hold any Level 2 or Level 3 investments during the period ended March 31, 2020.

Security Transactions
Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes
At December 31, 2019, the components of accumulated earnings (losses) on a tax basis were as follows:
Growth Fund
Cost of investments	$2,295,253,787
Gross unrealized appreciation	$2,352,857,589
Gross unrealized depreciation	(31,558,708)
Net unrealized appreciation	$2,321,298,881
Undistributed ordinary income	$986,019
Undistributed long-term capital gains	84,512,099
Total distributable earnings	$85,498,118
Other accumulated earnings	-
Total accumulated earnings	$2,406,796,999